Intangible Assets (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Term intangible assets	10 years
Impairment loss	$ 1,000,000
Amortization expense	$ 6,911	$ 146,055